Cover	Jun. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2023
Current Fiscal Year End Date	--03-31
Entity Registrant Name	ANTIAGING QUANTUM LIVING, Inc.
Entity Central Index Key	0001672571
Entity Tax Identification Number	47-2643986
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	1345 Avenue of the Americas 33 FL
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(929)
Local Phone Number	527-5382
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false